LEASES - Components of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASES
Operating lease cost	¥ 3,586,026	¥ 3,055,021	¥ 2,631,991
Short-term lease cost	47,769	41,582	30,065
Total	¥ 3,633,795	¥ 3,096,603	¥ 2,662,056